Taxation - Schedule of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Taxation [Abstract]
Balance as of January 1	¥ 252,069	¥ 146,617
Change of valuation allowance	302,163	105,452
Balance as of December 31	¥ 554,232	¥ 252,069